Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On July 3, 2025, the Group issued 15,000,000 options with exercise price of $0.01 and 5 year expiry under the Group’s ASX Employee Share Plan.

On July 28, 2025, Alterity Therapeutics announced positive topline data form the open-label phase 2 clinical trial of ATH434 in Multiple System Atrophy.

On August 15, 2025, the Group issued 11,500,000 options with exercise price of $0.013 and 5 year expiry under the Group’s ASX Employee Share Plan, and 314,400,200 options with exercise price of US$0.0086 and 5 year expiry under the Group’s ADS Employee Share Plan,

No other matter or circumstance has occurred subsequent to year end that has significantly affected, or may significantly affect, the operations of the Group, the results of those operations or the state of affairs of the Group or economic entity in subsequent financial years.